Balance Sheet (Parenthetical) (USD $)	Jul. 31, 2012
Balance Sheet [Abstract]
Shares subject to possible redemption	3,288,757
Preferred stock, par Value
Preferred stock, shares authorized	Unlimited
Preferred stock, shares issued
Preferred stock, shares outstanding
Ordinary stock, par value
Ordinary stock, shares authorized	Unlimited
Ordinary stock, shares issued	2,044,576
Ordinary Shares outstanding	2,044,576